Leases - Summary of Future Minimum Rental Payments Under Non concealable Leases (Detail) - MBJA [Member] - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating lease by lessor [Line Items]
Future minimum rental payments	$ 50,169	$ 51,350	$ 44,413
Less Than One Year [member]
Disclosure of operating lease by lessor [Line Items]
Future minimum rental payments	12,175	13,018	10,022
Less Than Two Years [member]
Disclosure of operating lease by lessor [Line Items]
Future minimum rental payments	6,122	11,227	10,022
Less Than Three Years [member]
Disclosure of operating lease by lessor [Line Items]
Future minimum rental payments	3,577	5,221	10,022
Less Than Four Years [member]
Disclosure of operating lease by lessor [Line Items]
Future minimum rental payments	3,395	2,860	5,158
Later than four years and not later than five years [Member]
Disclosure of operating lease by lessor [Line Items]
Future minimum rental payments	2,723	2,719	2,992
More than five years [Member]
Disclosure of operating lease by lessor [Line Items]
Future minimum rental payments	$ 22,177	$ 16,305	$ 6,197